Equity	12 Months Ended
Dec. 31, 2019
Equity
Note 10 - Equity

Common shares

The authorized number of common stocks were 100,000,000 shares of common stock with a par value of $nil per share. As of December 31, 2019, 2018, and 2017, there were 3,373,760, 3,236,400 and 2,342,100 shares outstanding, respectively.

During Feb 2018, the Company issued 600,000 shares and 300,000 warrants to SP Associates Corp for gross amount of $26,225 net of expenses incurred. Each warrant is exercisable for one common share with a cash exercise price of $5.00 and the life of the warrant is three years.

During February and March 2018, the Company issued 266,800 Units to subscribed investors for $5.00 per unit in cash at a gross amount of $1,333,532, net off issuance cost. Each Unit consists of one share of common stock and one warrant for subscribe the common stock of the Company. Each warrant is exercisable for one common share with a cash exercise price of $6.00 and the life of the warrant is three years

In September 2018, the Company issued 2,000 shares of common stock to a subscribed investor for $5.25 per share in cash for gross amount of $10,500.

On December 31, 2018, the Company issued 25,500 shares to its employees as a bonus at fair value of $5.00 per share.

On June 10, 2019, the Company sold an aggregate of 50,000 common shares to third party investor. The aggregate purchase price was $250,000 and the issuance cost was $25,003. The Company warrants that on the first day of trading on any major U.S stock exchange, the closing price of shares shall be a minimum $6.00 per share. In the event the closing price is less than six dollars $6.00 per share, the subscriber shall be issued additional shares according to the following formula: X=(I/ P x 0.8) Where: X is the number of additional shares to be issued to subscriber, I is the dollar value of the investment amount, P is the closing price of share on the first day of trading, S is number of shares originally issued to subscriber. The Company will recognize a liability under ASC 450-20 for the contingently issuable shares when the event is probable.

On June 10, 2019, the Company issued 4,000 ordinary shares valued at $5.00 per share to two independent directors in consideration for their services.

On June 15, 2019, the Company and subscribed investors mutually agreed to redeem all warrants held by subscribed investors on cashless basis which allow subscribed investor to convert every five warrants to one ordinary share of the Company. As a result, subscribed investor converted 266,800 warrants to 53,360 ordinary shares of the Company.

On June 15, 2019, the Company and SP Associates Corp mutually agreed to redeem all warrants held by SP Associates on cashless basis which allow SP Associates to convert every ten warrants to one ordinary share of the Company. As a result, SP Associates converted 300,000 warrants to 30,000 ordinary shares of the Company.

Warrants issued for cash

A summary of warrants issued for cash or services and changes during the years ended December 31, 2019 and 2018 is as follows:

	Number of	Weighted Average	Remaining Contractual
	Warrants	Exercise Price	Life
Balance at December 31, 2018	$566,800	$5.47	2.25
Granted	-	-	-
Exercised	-	-	-
Redeemed	566,800	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2019		$-
Exercisable at December 31, 2019		$-

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $nil and $nil as of December 31, 2019 and 2018, respectively.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing the registered capital of the respective company and are not distributed other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $1,892,557 and $1,892,557 as of December 31, 2019 and 2018, respectively.